Organization and Description of Business (Details) ¥ in Millions		12 Months Ended
	Jan. 23, 2023 AED (د.إ) shares	Jun. 30, 2024 USD ($)	Sep. 14, 2023 CNY (¥)	Aug. 09, 2023	Aug. 11, 2022	Jun. 03, 2020 shares	May 07, 2020 USD ($) shares	Aug. 20, 2018
Organization and Description of Business [Line Items]
Ownership percentage			100.00%
Registered capital (in Yuan Renminbi) | ¥			¥ 5.0
Color Sky [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)							115,834
Aggregate payment to sellers (in Dollars) | $							$ 2,000,000
Other (expense) income, net (in Dollars) | $		$ 2,844
Color Star Technology Ohio Inc. [Member]
Organization and Description of Business [Line Items]
Ownership percentage					100.00%
Color Star DMCC [Member]
Organization and Description of Business [Line Items]
Ownership percentage	100.00%
Divided (in Dirhams) | د.إ	د.إ 50,000
Divided shares (in Shares)	50
Nominal value (in Dirhams) | د.إ	د.إ 1,000
CACM Group NY, Inc [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage								100.00%
Model Queen Limited [Member]
Organization and Description of Business [Line Items]
Incorporated ownership percentage				100.00%
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares issued (in Shares)						115,834